Note 13 - Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Instruments Listed [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	€ 2,262	€ 2,404	€ 4,483
Unrealized Gains equity instruments available for sale financial assets	43	33	306
Unrealized losses equity instruments available for sale financial assets	(222)	(8)	(960)
Equity instruments, available-for-sale	2,083	2,429	3,829
Equity Instruments Listed [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,172	2,189	3,690
Unrealized Gains equity instruments available for sale financial assets	0	0	17
Unrealized losses equity instruments available for sale financial assets	(210)	(1)	(944)
Equity instruments, available-for-sale	1,962	2,188	2,763
Equity Instruments Listed [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	0	0
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	0	0
Equity Instruments Listed [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,172	2,189	3,690
Unrealized Gains equity instruments available for sale financial assets	0	0	17
Unrealized losses equity instruments available for sale financial assets	(210)	(1)	(944)
Equity instruments, available-for-sale	1,962	2,188	2,763
Equity Instruments Listed [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	90	215	793
Unrealized Gains equity instruments available for sale financial assets	43	33	289
Unrealized losses equity instruments available for sale financial assets	(12)	(7)	(15)
Equity instruments, available-for-sale	121	241	1,066
Equity Instruments Listed [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	20	11	16
Unrealized Gains equity instruments available for sale financial assets	17	0	22
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	37	11	38
Equity Instruments Listed [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	1	8	8
Unrealized Gains equity instruments available for sale financial assets	25	25	33
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	26	33	41
Equity Instruments Listed [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	3	4	5
Unrealized Gains equity instruments available for sale financial assets	0	1	1
Unrealized losses equity instruments available for sale financial assets	(1)	0	0
Equity instruments, available-for-sale	2	5	6
Equity Instruments Listed [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	66	192	763
Unrealized Gains equity instruments available for sale financial assets	1	7	234
Unrealized losses equity instruments available for sale financial assets	(11)	(7)	(15)
Equity instruments, available-for-sale	56	192	981
Unlisted Equity Instruments [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	459	698	766
Unrealized Gains equity instruments available for sale financial assets	55	106	48
Unrealized losses equity instruments available for sale financial assets	(1)	(8)	(3)
Equity instruments, available-for-sale	513	796	811
Unlisted Equity Instruments [Member] | Issued in Euros [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	33	57
Unrealized Gains equity instruments available for sale financial assets	1	29	2
Unrealized losses equity instruments available for sale financial assets	0	0	(1)
Equity instruments, available-for-sale	7	62	59
Unlisted Equity Instruments [Member] | Credit Institutions [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	4	4
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	4	4
Unlisted Equity Instruments [Member] | Other Issuers [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	29	53
Unrealized Gains equity instruments available for sale financial assets	1	29	2
Unrealized losses equity instruments available for sale financial assets	0	0	(1)
Equity instruments, available-for-sale	7	58	55
Unlisted Equity Instruments [Member] | Foreign company shares [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	453	665	708
Unrealized Gains equity instruments available for sale financial assets	54	77	46
Unrealized losses equity instruments available for sale financial assets	(1)	(8)	(2)
Equity instruments, available-for-sale	506	734	752
Unlisted Equity Instruments [Member] | USA [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	388	498	537
Unrealized Gains equity instruments available for sale financial assets	23	40	13
Unrealized losses equity instruments available for sale financial assets	0	(6)	0
Equity instruments, available-for-sale	411	532	550
Unlisted Equity Instruments [Member] | Mexico [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	0	1	1
Unrealized Gains equity instruments available for sale financial assets	0	0	0
Unrealized losses equity instruments available for sale financial assets	0	0	0
Equity instruments, available-for-sale	0	1	1
Unlisted Equity Instruments [Member] | Turkey [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	6	15	18
Unrealized Gains equity instruments available for sale financial assets	4	6	7
Unrealized losses equity instruments available for sale financial assets	0	(2)	(2)
Equity instruments, available-for-sale	10	19	24
Unlisted Equity Instruments [Member] | Other countries [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	59	151	152
Unrealized Gains equity instruments available for sale financial assets	27	31	26
Unrealized losses equity instruments available for sale financial assets	(1)	0	0
Equity instruments, available-for-sale	85	182	178
Total [Member]
Available for sale financial assets equity instruments [Line Items]
Amortized cost equity instruments available for sale financial assets	2,721	3,102	5,248
Unrealized Gains equity instruments available for sale financial assets	98	139	355
Unrealized losses equity instruments available for sale financial assets	(223)	(16)	(962)
Equity instruments, available-for-sale	€ 2,595	€ 3,224	€ 4,641